UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	March 31, 2007

Date of reporting period:	June 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments June 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.2%)

	Australia (2.1%)
	Beverages: Alcoholic
1,759,160	Foster’s Group Ltd.	$7,150,558

	Construction Materials
1,234,026	Boral Ltd.	7,464,418

	Major Banks
491,663	National Australia Bank Ltd.	12,845,874
	Total Australia	27,460,850

	Bermuda (4.1%)
	Apparel/Footwear
270,000	Yue Yuen Industrial (Holdings) Ltd.	742,178

	Industrial Conglomerates
397,159	Ingersoll-Rand Co. Ltd. (Class A)	16,990,462
1,333,723	Tyco International Ltd.	36,677,383
		53,667,845
	Total Bermuda	54,410,023

	Cayman Islands (1.5%)
	Property - Casualty Insurers
312,084	XL Capital Ltd. (Class A)	19,130,749

	France (8.0%)
	Construction Materials
156,791	Lafarge S.A.	19,677,961

	Integrated Oil
349,540	Total S.A.	22,995,927

	Major Banks
356,147	BNP Paribas S.A.	34,087,077

	Major Telecommunications
313,993	France Telecom S.A.	6,749,263

	Pharmaceuticals: Major
216,496	Sanofi-Aventis	21,122,391
	Total France	104,632,619

	Germany (1.7%)
	Chemicals: Major Diversified
92,521	BASF AG	7,427,289

	Motor Vehicles
286,366	Bayerische Motoren Werke (BMW) AG	14,302,843
	Total Germany	21,730,132

	Ireland (2.7%)
	Food: Specialty/Candy
740,754	Kerry Group PLC (A Shares)	15,912,996

	Major Banks
1,094,741	Bank of Ireland	19,527,842
	Total Ireland	35,440,838

	Italy (1.9%)
	Integrated Oil
859,610	ENI SpA	25,314,192

	Japan (8.3%)
	Electrical Products
1,159,100	Sumitomo Electric Industries, Ltd.	16,976,768

	Electronic Equipment/Instruments
439,200	Canon Inc.	21,532,046

	Household/Personal Care
563,000	Kao Corp.	14,735,515

	Motor Vehicles
1,123,000	Nissan Motor Co., Ltd.	12,267,325

	Pharmaceuticals: Major
378,500	Takeda Pharmaceutical Co., Ltd.	23,550,817

	Pharmaceuticals: Other
342,700	Astellas Pharma Inc.	12,578,345

	Property - Casualty Insurers
650,000	Mitsui Sumitomo Insurance Co., Ltd.	8,162,632
	Total Japan	109,803,448

	Netherlands (5.4%)
	Engineering & Construction
144,999	Chicago Bridge & Iron Company N.V.	3,501,726

	Food: Major Diversified
844,308	Unilever NV (Share Certificate)	19,141,603

	Industrial Conglomerates
191,981	Koninklijke (Royal) Philips Electronics NV	5,997,226

	Integrated Oil
459,325	Royal Dutch Shell PLC (ADR) (Class A)	30,765,589

	Publishing: Books/Magazines
471,306	Wolters Kluwer NV (Share Certificates)	11,131,111
	Total Netherlands	70,537,255

	New Zealand (0.5%)
	Major Telecommunications
2,886,544	Telecom Corporation of New Zealand Ltd.	7,094,940

	Singapore (0.3%)
	Other Transportation
4,034,000	ComfortDelGro Corp. Ltd.	3,899,431

	South Korea (0.8%)
	Wireless Telecommunications
471,718	SK Telecom Co., Ltd. (ADR)	11,047,636

	Spain (2.1%)
	Major Banks
705,122	Banco Bilbao Vizcaya Argentaria, S.A.	14,498,363

	Major Telecommunications
831,486	Telefonica S.A.	13,843,139
	Total Spain	28,341,502

	Switzerland (2.9%)
	Chemicals: Agricultural
111,860	Syngenta AG *	14,855,549

	Financial Conglomerates
156,494	UBS AG (Registered Shares)	17,138,114

	Pharmaceuticals: Major
111,205	Novartis AG (Registered Shares)	6,016,485
	Total Switzerland	38,010,148

	Taiwan (0.7%)
	Major Telecommunications
505,355	Chunghwa Telecom Co., Ltd. (ADR)	9,333,907

	United Kingdom (19.4%)
	Advertising/Marketing Services
639,115	WPP Group PLC	7,731,871

	Aerospace & Defense
2,696,122	Rolls-Royce Group PLC *	20,631,739
175,123,357	Rolls-Royce Group PLC (B Shares)	326,935
		20,958,674

	Beverages: Alcoholic
788,435	Diageo PLC	13,254,537

	Financial Conglomerates
5,654,208	Old Mutual Plc	17,061,646

	Food Retail
4,032,036	Morrison (W.M.) Supermarkets PLC	14,495,726

	Food: Specialty/Candy
2,948,699	Cadbury Schweppes PLC	28,423,707

	Investment Managers
586,759	Amvescap PLC	5,371,310

	Major Banks
1,615,011	Barclays PLC	18,343,970
656,679	Royal Bank of Scotland Group PLC	21,581,461
		39,925,431
	Pharmaceuticals: Major
1,343,589	GlaxoSmithKline PLC	37,525,533

	Publishing: Books/Magazines
2,234,991	Reed Elsevier PLC	22,556,119

	Tobacco
745,577	Imperial Tobacco Group PLC	23,000,898

	Wireless Telecommunications
11,850,662	Vodafone Group PLC	25,245,240
	Total United Kingdom	255,550,692

	United States (34.8%)
	Aerospace & Defense
369,211	Boeing Co.	30,242,073
104,712	Northrop Grumman Corp.	6,707,851
		36,949,924

	Aluminum
341,532	Alcoa, Inc.	11,051,976

	Computer Peripherals
1,615,556	EMC Corp. *	17,722,649

	Computer Processing Hardware
387,240	Hewlett-Packard Co.	12,267,763

	Data Processing Services
309,678	First Data Corp.	13,947,897

	Electric Utilities
191,551	American Electric Power Co., Inc.	6,560,622
190,931	Dominion Resources, Inc.	14,279,729
		20,840,351

	Finance/Rental/Leasing
399,878	Freddie Mac	22,797,045

	Financial Conglomerates
837,193	Citigroup, Inc.	40,386,190

	Information Technology Services
351,477	International Business Machines Corp.	27,000,463

	Insurance Brokers/Services
466,117	Marsh & McLennan Companies, Inc.	12,533,886

	Integrated Oil
364,877	Chevron Corp.	22,644,267

	Investment Banks/Brokers
258,177	Merrill Lynch & Co., Inc.	17,958,792

	Investment Managers
455,873	Mellon Financial Corp.	15,695,707

	Major Telecommunications
262,416	AT&T Inc.	7,318,782
379,022	Verizon Communications Inc.	12,693,447
		20,012,229

	Managed Health Care
214,115	UnitedHealth Group Inc.	9,588,070

	Multi-Line Insurance
110,653	American International Group, Inc.	6,534,060

	Pharmaceuticals: Major
605,600	Bristol-Myers Squibb Co.	15,660,816
876,583	Pfizer, Inc.	20,573,403

1,415,904	Schering-Plough Corp.	26,944,653
596,211	Wyeth	26,477,731
		89,656,603

	Property - Casualty Insurers
491,523	St. Paul Travelers Companies, Inc. (The)	21,912,095

	Publishing: Newspapers
191,611	New York Times Co. (The) (Class A)	4,702,134

	Tobacco
479,435	Altria Group, Inc.	35,204,912
	Total United States	459,407,013

	Total Common Stocks (Cost $990,814,992)	1,281,145,375

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.4%)
	Repurchase Agreement
$18,782	Joint repurchase agreement account 5.18% due 07/03/2006 (dated 06/30/2006; proceeds $18,790,108)(a)
	(Cost $18,782,000)		18,782,000

	Total Investments
	(Cost $1,009,596,992) (b)	98.6%	1,299,927,375
	Other Assets in Excess of Liabilities	1.4	18,637,055
	Net Assets	100.0%	$1,318,564,430

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $327,968,256 and the aggregate gross unrealized depreciation is $37,637,873, resulting in net unrealized appreciation of $290,330,383.

Forward Foreign Currency Contracts Open at June 30, 2006: (unaudited)

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	APPRECIATION
$732,396		HKD	5,688,516	7/3/2006	$0
$317,424		SGD	502,419	7/3/2006	2,940
$266,293		SGD	421,489	7/3/2006	370
	Total Unrealized Appreciation				$3,310

Currency Abbreviations:

HKD	Hong Kong Dollar
SGD	Singapore Dollar

Morgan Stanley Global Dividend Growth IR

Summary of Investments by Industry Classification June 30, 2006 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS

Pharmaceuticals: Major	177,871,829		13.5%
Major Banks	120,884,587		9.2
Integrated Oil	101,719,975		7.7
Financial Conglomerates	74,585,950		5.7
Industrial Conglomerates	59,665,071		4.5
Tobacco	58,205,810		4.4
Aerospace & Defense	57,908,598		4.4
Major Telecommunications	57,033,478		4.3
Property - Casualty Insurers	49,205,476		3.7
Food: Specialty/Candy	44,336,703		3.4
Wireless Telecommunications	36,292,876		2.7
Publishing: Books/Magazines	33,687,230		2.6
Construction Materials	27,142,379		2.1
Information Technology Services	27,000,463		2.0
Motor Vehicles	26,570,168		2.0
Finance/Rental/Leasing	22,797,045		1.7
Electronic Equipment/Instruments	21,532,046		1.6
Investment Managers	21,067,017		1.6
Electric Utilities	20,840,351		1.6
Beverages: Alcoholic	20,405,095		1.5
Food: Major Diversified	19,141,603		1.4
Repurchase Agreement	18,782,000		1.4
Investment Banks/Brokers	17,958,792		1.4
Computer Peripherals	17,722,649		1.3
Electrical Products	16,976,768		1.3
Chemicals: Agricultural	14,855,549		1.1
Household/Personal Care	14,735,515		1.1
Food Retail	14,495,726		1.1
Data Processing Services	13,947,897		1.1
Pharmaceuticals: Other	12,578,345		1.0
Insurance Brokers/Services	12,533,886		1.0
Computer Processing Hardware	12,267,763		0.9
Aluminum	11,051,976		0.8
Managed Health Care	9,588,070		0.7
Advertising/Marketing Services	7,731,871		0.6
Chemicals: Major Diversified	7,427,289		0.6
Multi-Line Insurance	6,534,060		0.5
Publishing: Newspapers	4,702,134		0.4
Other Transportation	3,899,431		0.3
Engineering & Construction	3,501,726		0.3
Apparel/Footwear	742,178		0.1

	$1,299,927,375	*	98.6%

*Does not include open forward foreign currency contracts with net unrealized appreciation of $3,310.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006